Note 5. Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PROPERTY AND EQUIPMENT

Components of property and equipment are as follows:

		December 31,
	Estimated Useful Lives	2011	2010

Land		$7,520,018	$7,754,555
Furniture and equipment	3-10 years	4,742,632	4,488,462
Buildings and improvements	5-40 years	15,016,892	14,302,530
Construction in process		592,434	867 ,790
		27,871,976	27,413,337
Less accumulated depreciation		(5,895,385)	(4,965,781)
		$21,976,591	$22,447,556

Construction in process consisted of ongoing improvements to a future loan production facility in the Hilton Head market.  Subsequent to December 31, 2011, the Company decided to sell the facility and adjacent land and entered into a sales contract for $1,150,000.  The Company estimated net proceeds of $1,035,000 on the property after closing costs and commissions and recognized impairment expense of $485,185 as of December 31, 2011.  The Company’s total basis in the property prior to impairment expense was $1,520,185, consisting of $870,185 in construction in process and $650,000 in land.  The Company applied the impairment expense between construction in process and land on a pro rata basis.  The Company expects the sale of the property to occur before March 31, 2012.

Depreciation expense for the years ended December 31, 2011 and 2010 was $947,686 and $1,070,417, respectively.

In 2011, the Company received sales proceeds totaling $6,127 on a property with a net book value of $32,468, recognizing a loss on sale totaling $26,341.

In 2010, the Company received sales proceeds totaling $823,318 on a property with a net book value of $700,000, recognizing a gain on sale totaling $123,318.

The Company leases certain branch properties and equipment under operating leases.  Two branch leases have current lease terms expiring in 2013 and 2016, one with two ten-year renewal options remaining and the other with two five-year renewal options remaining.  The Company has a lease agreement for eleven ATM machines, which expires December 2015 and requires monthly payments totaling $16,131, accounting for the majority of the Company’s annual lease expense obligations. The Company entered into a longer term lease agreement during 2011 for office space that expires in 2032 that is also being accounted for as an operating lease. Total lease expense paid for the leases discussed above and included in the statements of income(loss) totaled $341,460 and $297,242 for the years ended December 31, 2011 and 2010, respectively.

Minimum future rental payments under non-cancelable operating leases having remaining terms in excess of one month, for each of the next five years in the aggregate are:

2012	$395,315
2013	360,188
2014	343,087
2015	344,012
2016	134,783

Total minimum future rental payments	$1,577,385